Limited Partners' Interests in Single-Family Rental Business (Tables)	12 Months Ended
Dec. 31, 2021
Limited Partners' Interest In Investments [Abstract]
Schedule of changes in Limited Partners' interests in single-family rental business
The following table presents the changes in the limited partners' interests in single-family rental business balance for the years ended December 31, 2021 and December 31, 2020.

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Balance, beginning of year	$356,305	$285,774
Contributions	479,142	66,112
Distributions	(73,916)	(46,162)
Net change in fair value of limited partners’ interests in single-family rental business	185,921	50,581
Balance, end of year	$947,452	$356,305